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1940 Act File No. 811-07440

August 1, 2024
FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Re:	Dimensional Emerging Markets Value Fund
File No. 811-07440

Ladies and Gentlemen:
Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find Amendment No. 52 (the “Amendment”) to the Registration Statement of Dimensional Emerging Markets Value Fund (the “Fund”) on Form N-1A.

The Amendment is being filed to incorporate changes to the “Securities Loans” section of the Part A of the Fund’s Registration Statement, as indicated in the Amendment.  No other information is amended or superseded.

Please direct questions or comments relating to this filing to me at (215) 564-8082 or, in my absence, to, Jana Cresswell, Esquire at (215) 564-8048.

Very truly yours,

/s/ Brian Crowell
Brian Crowell, Esq.

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